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Emerging Markets Growth Fund, Inc.
333 South Hope Street, 55th Floor
Los Angeles, California 90071

Laurie D. Neat
Secretary
Phone (213) 486-9516
Fax (213) 486-9034
E-mail: lddn@capgroup.com

September 4, 2012

VIA EDGAR

Office of Disclosure
Division of Investment Management
United States Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Emerging Markets Growth Fund, Inc. (the “Registrant”)
           Registration Nos. 333-74995 and 811-04692

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), I hereby certify that no changes have been made to the form of Prospectus and Statement of Additional Information since the electronic filing on August 29, 2012 of the Registrant’s Post-Effective Amendment No. 17 under the Act and Amendment No. 48 under the Investment Company Act of 1940.

Sincerely,

/s/ Laurie D. Neat
Laurie D. Neat
Secretary

cc:           Laura Hatch